SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 156,125	$ 136,498
Less: Accumulated depreciation	(95,941)	(81,302)
Total Property, plant and equipment, net	60,184	55,196
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	38,037	38,037
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	5,883	5,883
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	27,047	27,047
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	6,890	6,890
Plant And Machinery [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	72,590	52,963
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Gross Value	$ 5,678	$ 5,678